Summary of contract assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Rendering of services	$ 41,435	₨ 3,405,548	₨ 1,817,392	₨ 1,097,862
Contract Assets		190,598	11	626
Air ticketing services [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Rendering of services		1,779,972	1,150,474	893,039
Hotels and packages services [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Rendering of services		1,471,270	520,740	173,397
Other services [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Rendering of services		₨ 154,306	₨ 146,178	₨ 31,426